United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/15

Date of Reporting Period: Quarter ended 11/30/14

Item 1. Schedule of Investments

Edward Jones Money Market Fund
Portfolio of Investments
November 30, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—58.1%
$40,000,000	[1]	Federal Farm Credit System Discount Notes, 0.120%—0.130%, 12/31/2014 - 2/6/2015	$39,993,367
860,375,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.115%—0.251%, 12/1/2014 - 2/23/2015	860,537,835
1,107,050,000	[1]	Federal Home Loan Bank System Discount Notes, 0.060%—0.127%, 1/14/2015 - 5/27/2015	1,106,783,916
1,209,350,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.101%—0.485%, 12/8/2014 - 2/25/2015	1,209,319,459
2,552,475,000		Federal Home Loan Bank System Notes, 0.030%—0.270%, 12/22/2014 - 10/20/2015	2,552,432,060
1,063,700,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.050%—0.105%, 1/14/2015 - 5/18/2015	1,063,439,860
111,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.135%, 12/16/2014	110,995,433
990,500,000	[1]	Federal National Mortgage Association Discount Notes, 0.050%—0.120%, 1/5/2015 - 4/1/2015	990,353,310
253,350,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.126%—0.145%, 12/5/2014 - 12/27/2014	253,348,357
137,511,000		Federal National Mortgage Association Notes, 0.073%—0.750%, 12/19/2014 - 3/16/2015	137,555,460
		TOTAL GOVERNMENT AGENCIES	8,324,759,057
		U.S. TREASURY—0.3%
47,000,000		United States Treasury Notes, 2.250%, 1/31/2015	47,165,976
		REPURCHASE AGREEMENTS—39.9%
200,000,000	[3]	Interest in $933,000,000 joint repurchase agreement 0.08%, dated 11/17/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $933,124,400 on 1/16/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $951,689,646.	200,000,000
124,000,000	[3]	Interest in $375,000,000 joint repurchase agreement 0.11%, dated 11/19/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $375,103,125 on 2/17/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $384,326,824.	124,000,000
125,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.11%, dated 11/21/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,068,750 on 2/19/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $256,350,925.	125,000,000
75,000,000	[3]	Interest in $150,000,000 joint repurchase agreement 0.09%, dated 11/14/2014 under which Bank of Montreal will repurchase securities provided as collateral for $150,011,625 on 12/15/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 8/1/2044 and the market value of those underlying securities was $153,594,758.	75,000,000
75,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.10%, dated 11/7/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,081,944 on 3/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $255,782,688.	75,000,000
190,000,000	[3]	Interest in $840,000,000 joint repurchase agreement 0.06%, dated 10/27/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $840,079,800 on 12/23/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2021 and the market value of those underlying securities was $856,850,007.	190,000,000
250,000,000		Repurchase agreement 0.10%, dated 11/28/2014 under which Citibank, N.A. will repurchase securities provided as collateral for $250,002,083 on 12/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2052 and the market value of those underlying securities was $255,002,125.	250,000,000
500,000,000		Repurchase agreement 0.09%, dated 11/26/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,008,750 on 12/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 2/15/2048 and the market value of those underlying securities was $511,784,841.	500,000,000
277,898,000		Interest in $3,500,000,000 joint repurchase agreement 0.08%, dated 11/28/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,023,333 on 12/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $3,570,023,831.	277,898,000
600,000,000	[3]	Interest in $2,000,000,000 joint repurchase agreement 0.09%, dated 11/3/2014 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,185,000 on 12/10/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2056 and the market value of those underlying securities was $2,040,145,231.	600,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$1,500,000,000		Repurchase agreement 0.07%, dated 11/28/2014 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,500,008,750 on 12/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $1,500,008,802.	$1,500,000,000
160,000,000	[3]	Interest in $1,244,000,000 joint repurchase agreement 0.07%, dated 10/27/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,244,169,322 on 1/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $1,268,966,405.	160,000,000
250,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.14%, dated 7/10/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,280,000 on 1/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2044 and the market value of those underlying securities was $412,226,393.	250,000,000
134,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.07%, dated 10/14/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,070,000 on 1/12/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2044 and the market value of those underlying securities was $412,037,217.	134,000,000
127,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.08%, dated 9/11/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,106,667 on 1/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2062 and the market value of those underlying securities was $411,932,358	127,000,000
500,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.10%, dated 11/28/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,020,833 on 12/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/25/2044 and the market value of those underlying securities was $2,552,363,245.	500,000,000
120,000,000	[3]	Interest in $360,000,000 joint repurchase agreement 0.07%, dated 10/14/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $360,063,000 on 1/12/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $368,086,288.	120,000,000
250,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.11%, dated 11/28/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,009,167 on 12/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2049 and the market value of those underlying securities was $1,020,259,858.	250,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.09%, dated 11/24/2014 under which Societe Generale, New York will repurchase securities provided as collateral for $500,008,750 on 12/1/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2044 and the market value of those underlying securities was $510,630,491.	250,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	5,707,898,000
		TOTAL INVESTMENTS—98.3% (AT AMORTIZED COST)[4]	14,079,823,033
		OTHER ASSETS AND LIABILITIES - NET—1.7%[5]	238,250,828
		TOTAL NET ASSETS—100%	$14,318,073,861
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“FIMCO”), the general partner of Passport Research, Ltd. (“Adviser”) and certain of FIMCO's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services'

policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Edward Jones Money Market Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 21, 2015